Financial assets at fair value through the income statement - Disclosure of financial assets designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Reverse repurchase agreements and other similar secured lending	£ 17,662	£ 3,393
Other financial assets	624	665
Financial assets at fair value through profit or loss	185,002	191,845
Financial assets designated at fair value
Disclosure of financial assets [line items]
Loans and advances	785	1,039
Debt securities	303	182
Other financial assets	0	0
Financial assets at fair value through profit or loss	1,088	1,221
Financial assets mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	46,100	43,143
Debt securities	2,818	2,749
Equity securities	2,336	2,856
Reverse repurchase agreements and other similar secured lending	132,600	141,791
Other financial assets	60	85
Financial assets at fair value through profit or loss	£ 183,914	£ 190,624